EQUITY-BASED AND OTHER COMPENSATION (Restricted Stock Unit Valuation Assumptions) (Details) (RSUs [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial dividend rate	4.00%	5.00%	6.00%
Dividend growth rate	5.00%	3.64%	0.00%
Risk-free discount rate	0.28%	0.18%	0.13%